SUPPLEMENT DATED JANUARY 31, 2000

                      TO PROSPECTUS DATED JANUARY 31, 2000

                      THE MARTIN CAPITAL OPPORTUNITY FUNDS

      UNTIL FURTHER NOTICE, THE MARTIN CAPITAL TEXAS OPPORTUNITY FUND IS NOT AVAILABLE FOR PURCHASE.

This Supplement, and the Prospectus dated January 31, 2000, contain information that you should know before investing in a Fund and should be retained for future reference. Additional information is included in the Statement of Additional Information dated January 31, 2000, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request and without charge by calling 888-336-9757.